Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
LOSS PER SHARE

NOTE 15:-	LOSS PER SHARE

Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2019		2018		2017
	Weighted Number of Shares	Net loss Attributed to equity holders of the Company	Weighted Number of Shares	Net loss Attributed to equity holders of the Company	Weighted Number of Shares	Net loss Attributed to equity holders of the Company

For the computation of basic loss	29,459,395	34,351	5,025,213	52,931	689,898	19,011
Effect of potential dilutive ordinary shares (Warrants)	196,428	15,904	-	-	-	-

For the computation of diluted loss	29,655,823	50,255	5,025,213	52,931	689,898	19,011